Sound Mind Investing Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 70.37% Shares Fair Value
Fidelity Blue Chip Growth ETF
(a)
244,220 $ 7,639,202
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF 749,730 11,088,507
Invesco QQQ Trust, Series 1 29,660 11,379,949
iShares Russell 1000 Growth ETF
(b)
101,030 28,757,178
iShares Russell 2000 Growth ETF 37,450 9,513,798
iShares U.S. Home Construction ETF 29,130 2,585,870
SPDR® S&P Homebuilders ETF 30,710 2,595,302
SPDR® S&P Oil & Gas Equipment & Services ETF 28,100 2,651,797
Technology Select Sector SPDR® Fund 14,620 2,607,477
Total Exchange-Traded Funds Cost ($75,302,965) 78,819,080
MUTUAL FUNDS — 28.56%
Akre Focus Fund, Institutional Class 101 5,666
AllianzGI Dividend Value Fund 200 2,238
AllianzGI NFJ Small-Cap Value Fund 162 2,579
American Century Equity Income Fund, Investor Class 100 904
American Century International Opportunities Fund, Institutional Class 360 3,377
AMG Yacktman Focused Fund, Institutional Class 100 2,007
AMG Yacktman Fund, Institutional Class 100 2,336
Artisan International Small Cap Fund, Investor Class
(a)
100 1,730
Artisan International Value Fund, Investor Class 150 6,714
Artisan Mid Cap Value Fund, Investor Class 279 4,991
Artisan Small Cap Fund, Investor Class 125 4,184
BlackRock International Opportunities Portfolio, Institutional Class 100 3,399
BNY Mellon Opportunistic Small Cap Fund, Investor Class 100 3,115
Bridgeway Ultra-Small Company Market Fund, Class N 100 1,135
Buffalo Small Cap Fund, Inc., Investor Class
(a)
150 2,228
Causeway International Value Fund, Institutional Class 484,682 9,490,066
Champlain Small Company Fund, Institutional Class 100 2,243
Chartwell Small Cap Value Fund 118 2,281
Columbia Acorn Fund, Institutional Class 137 1,469
Columbia Acorn International, Institutional Class 100 2,495
Columbia Contrarian Core Fund, Institutional Class 91 2,798
Columbia Small Cap Growth Fund I, Institutional Class
(a)
100 2,266
Davis Opportunity Fund, Class Y 100 4,190
Delaware Select Growth Fund, Institutional Class
(a)
100 2,764
Delaware Small Cap Value Fund, Institutional Class 100 7,389
Delaware Value Fund, Institutional Class 144 2,676
DFA International Small Cap Value Portfolio, Institutional Class 100 2,103
DFA International Small Company Portfolio, Institutional Class 100 1,913
DFA U.S. Small Cap Value Portfolio, Institutional Class 100 4,347
Fidelity Mid-Cap Stock Fund 150 6,069
Fidelity Select Semiconductors Portfolio
(a)
103,710 2,648,744
Fidelity Small Cap Discovery Fund 100 2,632
Fidelity Small Cap Stock Fund 150 2,439
Fidelity Small Cap Value Fund 150 3,000
Franklin Small Cap Value Fund, Advisor Class 100 5,906
Hartford International Opportunities Fund (The), Class Y 248 4,507

Sound Mind Investing Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
MUTUAL FUNDS — 28.56% - continued Shares Fair Value
Heartland Value Fund 100 $ 4,489
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class 431,689 9,579,169
Hennessy Focus Fund, Investor Class 50 2,625
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 4,267
Invesco Value Opportunities Fund, Class Y 255 4,390
Janus Henderson Contrarian Fund, Class T 100 2,795
Janus Henderson Mid Cap Value Fund, Class T 200 3,186
Janus Henderson Overseas Fund, Class T 100 4,398
Janus Henderson Venture Fund, Class T 100 8,009
JOHCM International Select Fund, Institutional Class 100 2,316
JPMorgan Mid Cap Value Fund, Institutional Class 100 3,673
JPMorgan Small Cap Equity Fund, Select Class 100 5,514
JPMorgan Small Cap Growth Fund, Class L 100 2,017
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 100 3,536
Longleaf Partners Fund 150 3,419
Longleaf Partners International Fund 150 2,516
Longleaf Partners Small-Cap Fund 100 2,457
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 2,529
Miller Opportunity Trust, Institutional Class 100 3,251
Morgan Stanley Discovery Portfolio, Institutional Class
(a)
100 1,459
Morgan Stanley Growth Portfolio, Institutional Class
(a)
100 3,683
Morgan Stanley Inception Portfolio, Institutional Class 797,963 9,990,491
Neuberger Berman Genesis Fund, Institutional Class 100 6,258
Nicholas Fund, Inc.
(a)
50 4,157
Oakmark International Fund, Investor Class 150 4,223
Oakmark International Small Cap Fund, Institutional Class 150 2,909
Oakmark Select Fund, Institutional Class 150 9,884
PRIMECAP Odyssey Aggressive Growth Fund
(a)
100 4,382
Principal SmallCap Growth Fund I, Institutional Class
(a)
200 2,824
Prudential Jennison International Opportunities, Class Z 185 5,156
Royce Micro-Cap Fund, Investment Class 106 1,202
Royce Opportunity Fund, Investment Class 318 4,942
Royce Premier Fund, Investment Class 300 3,576
Royce Special Equity Fund, Institutional Class 150 2,586
T. Rowe Price International Discovery Fund, Investor Class 75 4,723
T. Rowe Price Mid-Cap Growth Fund, Investor Class 50 5,183
T. Rowe Price New Horizons Fund, Investor Class 100 5,607
T. Rowe Price Small-Cap Value Fund, Investor Class 100 5,279
Thornburg Value Fund, Institutional Class 100 6,654
TIAA-CREF International Equity Fund, Institutional Class 100 1,318
Touchstone Sands Capital Select Growth Fund, Class Y
(a)
100 1,341
Tweedy Browne International Value Fund 150 4,253
Vanguard Strategic Equity Fund, Investor Class 100 3,494
Victory RS Small Cap Growth Fund, Class Y 100 5,507
Wasatch International Growth Fund, Investor Class
(a)
150 3,540
Wasatch Micro Cap Fund, Investor Class
(a)
100 687
Total Mutual Funds Cost ($30,269,047) 31,988,774

Sound Mind Investing Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
MONEY MARKET FUNDS - 0.86% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.20%
(c)
961,540 $ 961,540
Total Money Market Funds (Cost $961,540) 961,540
Total Investments — 99.79% (Cost $106,533,552) 111,769,394
Other Assets in Excess of Liabilities — 0.21% 240,367
NET ASSETS — 100.00% $ 112,009,761
(a) Non-income producing security.
(b) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities.  The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of July 31, 2023, the percentage of net assets invested in iShares Russell 1000 Growth ETF was 25.67% of the Fund.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI Dynamic Allocation Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 68.16% Shares Fair Value
iShares MSCI EAFE ETF 195,610 $ 14,565,120
iShares MSCI Emerging Markets ex China ETF 268,280 14,503,217
SPDR® S&P 500® ETF
(a)
66,880 30,616,996
Total Exchange-Traded Funds Cost ($55,097,945) 59,685,333
CLOSED END FUNDS — 26.86%
Sprott Physical Gold Trust
(a) (b)
1,536,990 23,515,947
Total Closed End Funds Cost ($22,662,255) 23,515,947
MUTUAL FUNDS — 4.71%
Gold Bullion Strategy Fund (The), Investor Class 185,236 4,125,204
Total Mutual Funds (Cost $4,335,964) 4,125,204
MONEY MARKET FUNDS - 0.15%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.20%
(c)
131,749 131,749
Total Money Market Funds (Cost $131,749) 131,749
Total Investments — 99.88% (Cost $82,227,913) 87,458,233
Other Assets in Excess of Liabilities — 0.12% 105,177
NET ASSETS — 100.00% $ 87,563,410
(a) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities.  The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of July 31, 2023, the percentage of net assets invested in SPDR® S&P 500® ETF and Sprott Physical Gold Trust was 34.97% and 26.86%
respectively, of the Fund.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI Multi-Strategy Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 68.43% Shares Fair Value
Fidelity Blue Chip Growth ETF
(a)
69,090 $ 2,161,135
Invesco Dynamic Building & Constructions ETF 12,630 705,891
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF 147,290 2,178,419
Invesco QQQ Trust, Series 1 5,660 2,171,629
iShares MSCI EAFE ETF 63,060 4,695,447
iShares MSCI Emerging Markets ex China ETF 83,260 4,501,035
iShares Russell 1000 Growth ETF 23,230 6,612,187
iShares Russell 2000 Growth ETF 8,170 2,075,507
iShares U.S. Home Construction ETF 29,810 2,646,233
SPDR® S&P 500® ETF 18,920 8,661,387
SPDR® S&P Homebuilders ETF 8,370 707,349
Technology Select Sector SPDR® Fund 3,930 700,916
Total Exchange-Traded Funds Cost ($35,084,346) 37,817,135
CLOSED END FUNDS — 16.45%
Sprott Physical Gold Trust
(a)
594,402 9,094,351
Total Closed End Funds Cost ($8,874,169) 9,094,351
MUTUAL FUNDS — 12.98%
AMG Yacktman Focused Fund, Institutional Class 100 2,007
Causeway International Value Fund, Institutional Class 110,935 2,172,104
Fidelity Select Semiconductors Portfolio 27,883 712,140
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class
(a)
94,123 2,088,590
Invesco International Small-Mid Company Fund, Class Y 100 4,267
Longleaf Partners International Fund 150 2,516
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 2,529
Miller Opportunity Trust, Institutional Class 100 3,251
Morgan Stanley Discovery Portfolio, Institutional Class
(a)
100 1,459
Morgan Stanley Inception Portfolio, Institutional Class 174,024 2,178,777
Oakmark International Fund, Investor Class 50 1,408
Wasatch International Growth Fund, Investor Class
(a)
100 2,360
Total Mutual Funds Cost ($6,630,908) 7,171,408
MONEY MARKET FUNDS - 1.62%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.20%
(b)
897,512 897,512
Total Money Market Funds (Cost $897,512) 897,512
Total Investments — 99.48% (Cost $51,486,935) 54,980,406
Other Assets in Excess of Liabilities — 0.52% 287,916
NET ASSETS — 100.00% $ 55,268,322
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt